Shareholder Report, Holdings (Details) - Clockwise Core Equity & Innovation ETF	Feb. 28, 2025
Hims & Hers Health, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Palantir Technologies, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Netflix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Robinhood Markets, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
SharkNinja, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
ProShares UltraShort S&P500 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Consumer, Non-Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[1]

[1]	Less than -0.05% of net assets.